Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 122,930	$ 233,479
Short-term investments		196,538	138,915
Accounts receivable, net		19,391	40,632
Inventories		12,667	3,879
Due from related parties		1,137	6,986
Prepayments and other current assets		10,236	6,866
Held-for-sale assets			26
Total current assets		362,899	430,783
Non-current assets:
Long-term investments		33,638	42,741
Deferred tax assets	[1]	5,690	6,072
Property and equipment, net		21,903	24,685
Intangible assets, net		9,991	5,511
Goodwill		20,717	21,760
Other long-term prepayments and receivables		593	1,885
Total assets		455,431	533,437
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and its subsidiaries without recourse to the Company of USD 68,469 and USD 48,276 as of December 31, 2017 and 2018, respectively)		22,629	49,819
Due to related parties (including due to related parties of the consolidated VIE and its subsidiaries without recourse to the Company of USD 10 and USD 298 as of December 31, 2017 and 2018, respectively)		5,234	10
Contract liabilities and deferred income, current portion (including contract liabilities and deferred income, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 27,738 and USD 29,794 as of December 31, 2017 and 2018, respectively)		30,295	28,046
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of USD 3,128 and USD 2,437 as of December 31, 2017 and 2018, respectively)		2,503	3,128
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE and its subsidiaries without recourse to the Company of USD 132,322 and USD 158,288 as of December 31, 2017 and 2018, respectively)		44,065	59,871
Held-for-sale liabilities		3,309	822
Total current liabilities		108,035	141,696
Non-current liabilities:
Contract liabilities and deferred income, non-current portion (including contract liabilities and deferred income, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2,934 and USD 1,850 as of December 31, 2017 and 2018, respectively)		1,850	3,242
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of USD nil and USD 1,366 as of December 31, 2017 and 2018, respectively)		1,366
Due to related parties, non-current portion			4,737
Other long-term payable			925
Total liabilities		111,251	150,600
Commitments and contingencies
Equity
Common shares ( USD0.00025 par value, 1,000,000,000 shares authorized, 368,877,209 shares issued and 333,643,560 shares outstanding as of December 31, 2017; 368,877,209 shares issued and 336,522,780 shares outstanding as of December 31, 2018)		84	83
Additional paid-in-capital		466,624	461,330
Accumulated other comprehensive loss		(12,748)	(7,031)
Statutory reserves		5,132	5,132
Treasury shares (35,233,649 shares and 32,354,429 shares as of December 31, 2017 and 2018, respectively)		8	9
Accumulated deficits		(113,804)	(74,526)
Total Xunlei Limited's shareholders' equity		345,296	384,997
Non-controlling interests		(1,116)	(2,160)
Total liabilities and shareholders' equity		$ 455,431	$ 533,437

[1]	As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows